SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS Balanced Fund
DWS Balanced VIP
DWS Large Cap Value Fund
DWS Large Cap Value VIP

Effective on or about December 1, 2011, the "Subadvisor" disclosure relating to Deutsche Asset Management International GmbH contained under the heading “DEFINITIONS,” found in the Part I section, and all other references related to such subadvisor in each of the above-listed funds’ Statements of Additional Information, are hereby deleted in their entirety.

Please Retain This Supplement for Future Reference

November 21, 2011
SAISTKR-43